Prepayments - Additional Information (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Riverside Facility
Disclosure of detailed information about property, plant and equipment [line items]
Prepaid property insurance premiums	$ 617,947	$ 745,693